Intangible Assets and Intangible Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
As of December 31, 2020 and 2019, intangible assets consisted of the following:

	Weighted Average Amortization Period (in Years)	As of December 31,
		2020	2019
Cost:
Customer acquisition costs	16 years	$5,928	$5,290
Site lease acquisition	22 years	1,013	762
Favorable rate revenue contracts	11 years	6,272	3,685

Total intangible assets		13,213	9,737
Accumulated amortization:
Customer acquisition costs		(671)	(368)
Site lease acquisition		(142)	(100)
Favorable rate revenue contracts		(642)	(302)

Total accumulated amortization		(1,455)	(770)

Total intangible assets, net		$11,758	$8,967

As of December 31, 2020 and 2019, intangible liabilities consisted of the following:

	Weighted Average Amortization Period (in Years)	As of December 31,
		2020	2019
Cost:
Unfavorable rate revenue contracts	6 years	$6,183	$5,163

Accumulated amortization:
Unfavorable rate revenue contracts		(1,536)	(768)

Total intangible liabilities, net		$4,647	$4,395

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Over the next five years, the Company expects to recognize annual amortization on its intangibles as follows:

(In thousands)	2021	2022	2023	2024	2025
Customer acquisition costs	$363	$363	$363	$351	$346
Site lease acquisition	46	46	46	46	46
Favorable rate revenue contracts	579	579	579	467	411
Unfavorable rate revenue contracts	(1,002)	(930)	(878)	(292)	(250)

Total net amortization (benefit) / expense	$(14)	$58	$110	$572	$553